CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 235,774	$ 381,649	$ 654,892
Derivative asset		0	13,000
Prepaid Expenses and other current assets	1,095,939	1,992,458	2,562,901
Total current assets	1,331,713	2,374,107	3,230,793
Property and equipment, net	31,807	153,108	376,648
Restricted cash	60,000	60,000	239,699
Operating lease right-of-use asset		0	3,681,072
Other noncurrent assets	11,136	9,200	1,500
Total assets	1,434,656	2,596,415	7,529,712
Current liabilities
Accounts payable	5,471,565	5,862,435	3,618,026
Accrued expenses	4,402,454	3,576,768	2,038,291
Operating lease liability, current	4,603,516	4,439,235	720,577
Insurance financing note	0	631,993	921,576
Derivative liability	1,853,694	361,704	166,000
Promissory note	350,000	350,000	0
Related party loans	1,651,370	901,370	1,961,953
Total current liabilities	24,025,358	20,522,714	10,801,121
Operating lease liability, net of current portion		0	3,507,268
Warrant liability		0	525,000
Other noncurrent liabilities	0	230,650	790,800
Total liabilities	24,025,358	20,753,364	15,624,189
Commitments and Contingencies (Note 8)
Stockholders' Deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock	2,312	2,312	1,978
Additional paid-in capital	19,949,103	19,918,594	17,219,593
Accumulated deficit	(42,684,051)	(38,171,483)	(25,345,566)
Accumulated other comprehensive income	141,934	93,628	29,518
Total stockholders' deficit	(22,590,702)	(18,156,949)	(8,094,477)
Total liabilities and stockholders' deficit	1,434,656	2,596,415	7,529,712
Nonrelated Party [Member]
Current liabilities
Convertible notes	3,932,130	2,872,131	1,374,698
Related Party [Member]
Current liabilities
Convertible notes	$ 1,760,629	$ 1,527,078	$ 0